18. SUPPLEMENTAL CASH FLOW DISCLOSURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Disclosures of Cash Flow Information:
Interest paid	$ 8,191	$ 7,433
Income taxes paid	6,035	4,320
Supplemental Schedule of Noncash Investing and Financing Activites:
Change in fair value of securities available-for-sale, net of taxes	(3,153)	(797)
Change in fair value of cash flow hedges, net of taxes	(9)	(1,231)	$ (1,886)
Transfer from loans to foreclosed real estate	$ 0	$ 3,484